UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13f Cover Page



          Report for the Calendar Year or Quarter Ended: June 29, 2001

If amended report check here:      |_|;                   Amendment Number:

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.



Name of Institutional Investment Manager Filing this Report:

Name:               The Baupost Group, L.L.C.
Business Address:   44 Brattle Street, 5th Floor
                    P.O. Box 389125
                    Cambridge, MA   02238-9125

13F File Number: 28-7120

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Paul C. Gannon
Title:  Chief Financial Officer
Phone:  617-497-6680

Signature, Place and Date of Signing:
/s/  Paul C. Gannon
Paul C. Gannon, Cambridge, Massachusetts, August 14, 2001



Report Type:

[ X ]      13F HOLDINGS REPORT

[   ]      13F NOTICE

[   ]      13F COMBINATION REPORT

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:     0

Form 13F Information Table Entry Total: 43

Form 13F Information Table Value Total: $475,045
                                         (thousands)


List of Other Included Managers:

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filed (other than the one filing this report): (List in alphabetical order).

NONE


Form 13F INFORMATION TABLE


                                 TITLE                                  SHARES OR
NAME OF ISSUER                    OF             CUSIP          VALUE   PRINCIPAL       TYPE    INVSTMNT        OTHER   VOTING
                                 CLASS                         (x$1000) AMOUNT                  DISCRTN         MNGRS   AUTHORITY
-----------------------------------------------------------------------------------------------------------------------------------
ADVANCE FINL BANCORP            COM              007437106      256      20000          SH      SOLE            N/A      20000
ALADDIN KNOWLEDGE SYS LTD       ORD              M0392N101     1417     354356          SH      SOLE            N/A     354356
AT & T CDA INC                  DEPS RCPT CL B   00207Q202    54210    1799206          SH      SOLE            N/A    1799206
AT&T CORP                       COM              001957109      683      40000          CALL    SOLE            N/A      40000
BANK UTD CORP LITIGATN CONT TR  RT CONTINGENT    065416117      474    1435000          SH      SOLE            N/A    1435000
BREEZECOM LTD                   ORD              M20385106     4940    1120200          SH      SOLE            N/A    1120200
CALIFORNIA FED BK FSB LOS ANGL  CONT LITIG REC   130209604     5803    2072600          SH      SOLE            N/A    2072600
CALIFORNIA FED BK FSB LOS ANGL  2ND CONT LITIG   130209703     2341    1843200          SH      SOLE            N/A    1843200
CARRAMERICA RLTY CORP           COM              144418100      702      23000          SH      SOLE            N/A      23000
CBL & ASSOC PPTYS INC           COM              124830100      638      20793          SH      SOLE            N/A      20793
CERAGON NETWORKS LTD            ORD              M22013102      155      50000          SH      SOLE            N/A      50000
CKE RESTAURANTS INC             SB NT CV 4.25%04 12561EAB1     4990    9550000          SH      SOLE            N/A    9550000
COAST FEDERAL LITIGATION TR     RT               19034Q110     2665    2805500          SH      SOLE            N/A    2805500
DIME BANCORP INC NEW            WT EXP 000002    25429Q110     3760   13429218          SH      SOLE            N/A   13429218
EMPIRE FED BANCORP INC          COM              291657104      276      19500          SH      SOLE            N/A      19500
EVOLVE SOFTWARE INC             COM              30049P104       14      23810          SH      SOLE            N/A      23810
FIRST FED BANCSHARES INC DEL    COM              32021B103      164      10000          SH      SOLE            N/A      10000
FLOWARE WIRELESS SYSTEMS LTD    ORD              M45919103      276      83000          SH      SOLE            N/A      83000
GENERAL ELEC CO                 COM              369604103    30469     625000          PUT     SOLE            N/A     625000
GENTIVA HEALTH SERVICES INC     COM              37247A102    10171     565033          SH      SOLE            N/A     565033
GOLDEN ST BANCORP INC           WT EXP 000000    381197136    22285   17011621          SH      SOLE            N/A   17011621
GRACE W R & CO DEL NEW          COM              38388F108     6596    3769100          SH      SOLE            N/A    3769100
HILTON HOTELS CORP              COM              432848109      290      25000          PUT     SOLE            N/A      25000
HUTTIG BLDG PRODS INC           COM              448451104    13003    2564620          SH      SOLE            N/A    2564620
INTERGRAPH CORP                 COM              458683109     1923     124900          SH      SOLE            N/A     124900
NATIONAL HEALTH INVS INC        COM              63633D104    22209    2156200          SH      SOLE            N/A    2156200
NATIONAL HEALTH INVS INC        SR SB CV DEB 06  63633DAD6     2243    2243000          SH      SOLE            N/A    2243000
OCTEL CORP                      COM              675727101    32385    1992900          SH      SOLE            N/A    1992900
OLYMPIC STEEL INC               COM              68162K106      470     119100          SH      SOLE            N/A     119100
OMEGA WORLDWIDE INC             COM              68210B108     1733     654000          SH      SOLE            N/A     654000
OMNOVA SOLUTIONS INC            COM              682129101    46322    6362925          SH      SOLE            N/A    6362925
PORT FINL CORP                  COM              734119100    12940     639000          SH      SOLE            N/A     639000
RADVISION LTD                   ORD              M81869105     9437    1524500          SH      SOLE            N/A    1524500
RYERSON TULL INC NEW            COM              78375P107    27026    2003400          SH      SOLE            N/A    2003400
SECURITY CAPITAL GROUP INC      CL A             81413P105    53611      49640          SH      SOLE            N/A      49640
SECURITY CAPITAL GROUP INC      CL B             81413P204    76304    3565593          SH      SOLE            N/A    3565593
SENIOR HSG PPTYS TR             SH BEN INT       81721M109     4532     348600          SH      SOLE            N/A     348600
SIMON WORLDWIDE INC             COM              828815100     1181     427900          SH      SOLE            N/A     427900
SONESTA INTL HOTELS CORP        CL A             835438409      113      11902          SH      SOLE            N/A      11902
SOUTHERN BANC INC               COM              842233108      305      30500          SH      SOLE            N/A      30500
WEST ESSEX BANCORP              COM              952698108     4354     264700          SH      SOLE            N/A     264700
WILLOW GROVE BANCORP INC        COM              97111E101     1266     102400          SH      SOLE            N/A     102400
WYNDHAM INTL INC                CL A             983101106    10113    4045300          SH      SOLE            N/A    4045300